Long-term debt (Narrative II) (Details)							1 Months Ended				6 Months Ended
	Jun. 27, 2023 USD ($)	Sep. 30, 2022 USD ($) Vessels	Jul. 29, 2021 USD ($)	Jul. 16, 2018 USD ($)	Mar. 19, 2015 USD ($)	Dec. 19, 2014 USD ($)	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) Item	Jun. 30, 2022 USD ($)	Jun. 20, 2023 USD ($)
Debt Instrument [Line Items]
Loan expenses and other											$ 203,000	$ 115,000
Loss on extinguishment of debt											(748,000)	$ 0
Total debt outstanding									$ 530,120,000		542,849,000
BNP Paribas [Member]
Debt Instrument [Line Items]
Repayment of secured loan agreement							$ 75,193,000
Loss on extinguishment of debt							$ (107,000)
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 53,500,000
Debt Instrument, Periodic Payment, Principal											1,574,000
Debt Instrument, Balloon Payment											$ 23,596,000
Debt Instrument, Maturity Date						Nov. 30, 2021					May 19, 2024
BNP Paribas [Member] | Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.50%
BNP Paribas [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 75,000,000
Debt Instrument, Periodic Payment, Principal											$ 1,562,500
Debt Instrument, Balloon Payment											$ 43,750,000
Debt Instrument, Maturity Date											Jul. 17, 2023
BNP Paribas [Member] | Secured Debt [Member] | Second Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.30%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 22,500,000		$ 460,000		$ 93,080,000
Debt Instrument, Number of installments | Item											20
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 1,125,000
Debt Instrument, Maturity Date					Mar. 19, 2021						Jun. 27, 2028
Repayment of secured loan agreement	20,934,000							$ 8,134,000		$ 4,786,000
Loss on extinguishment of debt	$ (220,000)
Total debt outstanding													$ 20,934,000
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.25%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Loan Agreement - 9 Ultramax Vessels [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 197,236,000
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 3,719,000
Debt Instrument, Balloon Payment											$ 100,912,000
Debt Instrument, Maturity Date											Oct. 11, 2027
Repayment of secured loan agreement									$ 21,937,000
Debt Instrument, Face Amount		$ 200,000,000
Number Of Vessels Financed | Vessels		9
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Loan Agreement - 9 Ultramax Vessels [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.25%